Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Summary of Operating Currency Hedging Instruments
The table below shows operating currency hedging instruments in place as of June 30, 2026. The notional amount is translated into euros at the relevant closing exchange rate.

June 30, 2026			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	6,536	(66)	221	(8)	(8)	6,315	(58)
of which US dollar	2,968	(38)	—	—	—	2,968	(38)
of which Singapore dollar	555	—	—	—	—	555	—
of which Chinese yuan renminbi	530	(6)	—	—	—	530	(6)
of which Brazilian real (a)	422	(9)	221	(8)	(8)	201	(1)
of which Saudi Arabian riyal	224	(3)	—	—	—	224	(3)
Forward currency purchases	5,039	33	—	—	—	5,039	33
of which US dollar	3,200	24	—	—	—	3,200	24
of which Singapore dollar	596	2	—	—	—	596	2
of which Chinese yuan renminbi	306	2	—	—	—	306	2
of which Turkish lira	120	6	—	—	—	120	6
of which United Arab Emirates dirham	120	1	—	—	—	120	1
Total	11,575	(33)	221	(8)	(8)	11,354	(25)
(a) Includes forward sales with a notional amount of BRL 1,300 million expiring in 2027, designated as a cash flow hedge on the divestment of Medley in Brazil.

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated
The table below shows financial currency hedging instruments in place as of June 30, 2026. The notional amount is translated into euros at the relevant closing exchange rate.

	June 30, 2026
(€ million)	Notional amount		Fair value	Maximum expiry date
Cross currency seller swaps	1,523		(37)
of which US dollar	1,523	(a)	(37)	2032
Forward currency sales	16,423		(272)
of which US dollar	13,361	(b)	(241)	2027
of which Pound sterling	1,401		(7)	2026
of which Brazilian real	204	(c)	(9)	2027
Forward currency purchases	11,466		170
of which US dollar	8,657	(d)	143	2027
of which Singapore dollar	1,299		6	2026
of which Hungarian forint	543		19	2026
Total	29,412		(139)
(a)Comprises two cross currency swaps, (i) with a notional amount of $870 million, pay 4.16% receive EUR 2.50%, expiring 2029 and (ii) with a notional amount of $870 million, pay 4.53% receive EUR 3.00%, expiring 2032, designated as a hedge of Sanofi’s net investment in the United States. As of June 30, 2026, the fair value of the swaps was a liability of €37 million, with €33 million debited to Other comprehensive income under the cost of hedging accounting treatment and €4 million debited to financial result.
(b)Includes forward sales with a notional amount of $12,275 million expiring in 2026 and 2027, designated as a hedge of Sanofi’s net investment in the United States. As of June 30, 2026, the fair value of these forward contracts represented a liability of €223 million, with €222 million debited to Other comprehensive income and €1 million debited to Financial expenses.
(c)  Includes forward sales with a notional amount of BRL 1,200 million expiring in 2027, designated as a hedge of Sanofi’s net investment in Brazil. As of June 30, 2026, the fair value of these forward contracts represented a liability of €9 million, with €10 million debited to Other comprehensive income, and €1 million credited to Financial income.
(d)    Includes forward purchases with a notional amount of $1,000 million expiring in 2026, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of June 30, 2026, the fair value of these contracts represented a liability of €6 million, with €6 million debited to Financial expenses; the impact on Other comprehensive income is immaterial.

Disclosure of Instruments
The table below shows instruments of this type in place as of June 30, 2026:

								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2026	2027	2028	2029	2030 and beyond	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay 2.08% / receive Euribor 3M	—	850	—	—	—	850	(2)	—	—	850	(2)	(2)
pay 3.77% / receive capitalized SOFR + 46bps	—	438	—	—	—	438	4	—	—	438	4	4
pay capitalized SOFR USD/ receive 1.03%	—	—	438	—	—	438	(25)	438	(25)	—	—	—
pay capitalized SOFR USD/ receive 1.32%	—	—	438		—	438	(22)	438	(22)			—
pay 3.82% / receive capitalized SOFR USD + 54 bps	—	—	438	—	—	438	7	—	—	438	7	7
pay capitalized Ester/receive 0.92%	—	—	—	650	—	650	(28)	650	(28)	—	—	—
pay capitalized Ester / receive 2.53%	—	—	—	750	—	750	2	750	2	—	—	—
pay capitalized Ester / receive 2.71%	—	—	—	—	475	475	4	475	4	—	—	—
pay capitalized Ester / receive 2.91%	—	—	—	—	475	475	7	475	7	—	—	—
Total	—	1,288	1,313	1,400	950	4,951	(52)	3,226	(62)	1,726	10	10